DISPOSALS OF BUSINESSES AND ASSET ACQUISITION (Details Textual) R in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 ZAR (R)	Jun. 18, 2018 USD ($)
Statement1 [Line Items]
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates	$ 0	$ 213,000	$ 0
Consideration transferred, acquisition-date fair value					$ 320,683,000
Ocean Africa Container Lines [Member]
Statement1 [Line Items]
Consideration transferred, acquisition-date fair value		20,985,000		R 260
Unicorn Bunker Services [Member]
Statement1 [Line Items]
Consideration transferred, acquisition-date fair value		$ 15,496,000		R 192
IM Shipping [Member]
Statement1 [Line Items]
Proportion of ownership interest in joint venture		51.00%
Cumulative Proportion Of Ownership Interest In Joint Venture After All Transactions		100.00%
Adjustments for gain (loss) on disposal of investments in subsidiaries, joint ventures and associates		$ 213,000
Property, plant and equipment recognised as of acquisition date		11,000,000
Cash and cash equivalents recognised as of acquisition date		$ 952,000